Registration Nos. 333-______
                                                                     811-______

   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER __, 2000

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                                                       /X/
Pre-Effective Amendment No. __                                               / /
Post-Effective Amendment No. __                                              / /
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                               /X/
Amendment No.                                                                / /
(Check appropriate box or boxes)

                                AYCO SERIES TRUST

               (Exact name of Registrant as specified in charter)


                                 One Wall Street
                             Albany, New York 12205
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (518) 464-2000

                       -----------------------------------

                                   John Breyo
                             The Ayco Company, L.P.
                                 One Wall Street
                             Albany, New York 12205
                     (Name and address of agent for service)

     ----------------------------------------------------------------------

                  Please send copies of all communications to:

                              Jane A. Kanter, Esq.
                                     Dechert
                               1775 Eye Street, NW
                              Washington, DC 20006

Approximate Date of Proposed Public Offering: The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

                                   PROSPECTUS

                               _________ __, 2000

                          AYCO LARGE CAP GROWTH FUND I

                                 A series of the
                                Ayco Series Trust

             The Ayco Large Cap Growth Fund I seeks long-term growth of capital.

                               Investment Manager

                              Ayco Asset Management
                                 One Wall Street
                             Albany, New York 12205

                                 1-800-235-3412

The Securities and Exchange Commission ("SEC") has not approved or disapproved the securities being offered by this prospectus nor has it determined whether this prospectus is accurate and complete. It is unlawful for anyone to make any representation to the contrary.

The information in this prospectus is not complete. It may also be changed. We may not sell these securities until the registration statement filed with the SEC is effective. This prospectus is not an offer to sell these securities in any state where the offer or sale is not permitted.

The Fund's shares are currently sold to insurance company separate accounts in connection with variable annuity contracts or variable life insurance policies ("Contract" or collectively, "Contracts") issued by those insurance companies. This Prospectus is designed to help you make an informed decision about one of the funds that is available under your Contract. You will find information about your Contract and how it works in the accompanying variable life insurance or variable annuity prospectus.

                                TABLE OF CONTENTS

                                                                        Page

The Fund

      Investment Objective
      Principal Investment Strategies
      Principal Risks Of Investing In The Fund

Management of the Fund

      The Investment Manager

THE DISTRIBUTOR

      Other Important Investment Information

      Purchase And Redemption Price

DIVIDENDS, DISTRIBUTIONS, AND TAXES

      Dividends, Distributions And Taxes
      Financial Highlights

ADDITIONAL INFORMATION

                                    The Fund

INVESTMENT OBJECTIVE

The Ayco Large Cap Growth Fund I ("Fund") seeks long-term growth of capital. This objective is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

In seeking to achieve its objective, the Fund normally invests at least 65% of total assets in common stocks of large capitalization companies that Ayco Asset Management ("Manager") believes will provide superior long-term investment results. For these purposes, large capitalization companies are those with market capitalizations of $5 billion or more at the time of the Fund's investment.

The Manager uses an investment approach that combines a fundamental analysis of individual companies with a top-down economic and market sector analysis. In selecting investments for the Fund, the Manager first reviews economic trends in order to identify economic sectors and companies that are expected to be positively affected by those trends. The Manager then seeks to identify securities of dominant companies with global franchises that have the following characteristics:

         o Earnings growth rates generally greater than that of the companies within the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"),
         o     strong balance sheets;
         o     strong company fundamentals;
         o     free cash-flow generation; and
         o     experienced management

The Manager may adjust the sector weightings of the Fund as it deems appropriate.

The Manager expects to be fully invested, with minimal cash holdings. Normally, the Fund expects to hold common stocks of between 40 and 70 companies. Up to 15% of its total assets may be invested in securities of foreign companies.

The Manager may sell a portfolio holding for one or more of the following reasons:

          o the issuer's long-term relative earnings potential has declined or it is considered to be overvalued;

          o the issuer has not met the Manager's earnings and/or growth expectations;

          o    the issuer's characteristics have changed;

          o    political,   economic,  or  other  events  no  longer  match  the
               Manager's original expectations when it decided to purchase the security; or

          o    the security has reached the Manager's price objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is designed for investors seeking capital appreciation over the long term. There can be no assurance that the Fund will be successful in meeting its objective.

The Fund invests mainly in equity securities of domestic and foreign companies and, therefore, has exposure to the risks of such securities.

Common Stocks

Investments in common stocks are particularly subject to the risk of changing economic, stock market, industry, and company conditions that can adversely affect the value of the Fund's portfolio holdings.

Focused Portfolio Risk

While the Fund is considered to be diversified for purposes of both the Investment Company Act of 1940, as amended ("1940 Act"), and the Internal Revenue Code of 1986 ("Internal Revenue Code"), the Fund expects to invest in the securities of a relatively limited number of companies (i.e., between 40 and 70 companies). Consequently, the Fund may be subject to more risk than other funds because changes in the value of a single security may have a more significant effect, either positive or negative, on the Fund's net asset value.

Sector Risk

Market or economic factors affecting certain companies or industries in a particular industry sector could have a major effect on the value of the Fund's investments. For example, many technology stocks tend to be more volatile than the overall market.

Foreign Securities Risk

To the extent the Fund invests in foreign securities, the Fund is subject to risks arising out of its investments in foreign securities. The Fund's investments in foreign securities involve risks not associated with investing in U.S. securities, which can adversely affect the Fund's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. In addition, the value of foreign investments can be adversely affected by: unfavorable currency exchange rates (relative to the U.S. dollar for securities denominated in foreign currencies); inadequate or inaccurate information about foreign companies; higher transaction, brokerage and custody costs; expropriation or nationalization; adverse changes in foreign economic and tax policies; and foreign government instability, war or other adverse political or economic actions.

PERFORMANCE INFORMATION

The Fund has no historical performance to report because it commenced operations on November __, 2000.

                             MANAGEMENT OF THE FUND

THE INVESTMENT MANAGER

Ayco Asset Management, One Wall Street, Albany, New York 12205, a division of The Ayco Company, L.P. ("Ayco"), serves as the Fund's Manager. Ayco is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940, as amended.

The Manager has not previously served as an investment manager to any other registered investment company. However, executives and members of the investment advisory staff of the Manager have extensive experience in other capacities in managing investments for various clients, including trusts, corporations, foundations, charitable organizations, retirement plans, and individuals.

The Fund is managed by the Manager's investment committee. The investment committee performs research and analysis in order to identify potential investments for the Fund. Peter H. Heerwagen is a leading member of the Manager's investment committee and has the authority to veto individual purchase and sale determinations made by the Manager's investment committee. Mr. Heerwagen is responsible for the day to day oversight and management of the Manager. Mr. Heerwagen has served as the Manager's Chief Investment Officer since 1986. Stephen H. Orr serves as chairman of the Manager's investment committee and, like Mr. Heerwagen, has the ability to veto individual purchase and sale determinations made by the Manager's investment committee. With respect to the Fund, Mr. Orr is responsible for the day-to-day management of the Fund's portfolio holdings and investments. Mr. Orr has served as the Manager's Director of Portfolio Management since 1995.

Prior Performance of Manager

The chart below shows the historical performance of the Ayco Large Cap Growth Composite ("Composite"). The Composite includes all actual, fee-paying, private accounts managed by the Manager for a period of at least six months for which the Manager has full discretion and that: (i) have investment objectives, policies, strategies and risks substantially similar to those of the Fund; and
(ii) have a minimum of $100,000 in net assets. As of June 30, 2000, the Composite included 245 equity accounts and assets of $172.4 million, which represented 7% of total assets under management.

The performance shown below for the Composite is the historical performance record of the Manager and is not intended to imply how the Fund has performed or will perform. Total returns represent past performance of the Composite and not the Fund.

The total returns for the Composite reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by the Manager's private accounts, without provision for federal or state income taxes. Custodial fees, if any, were not included in the calculation. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The private accounts that are included in the Composite are not subject to the same types of expenses to which the Fund is subject or to the diversification requirements, specific tax restrictions and investment limitations imposed on the Portfolio by the 1940 Act or Subchapter M or Subchapter L of the Internal Revenue Code. Consequently, the performance results for the Composite could have been adversely affected if the private accounts included in the Composite had been regulated as investment companies under the federal securities laws.

The major difference between the SEC prescribed calculation of average annual total returns for registered investment companies (or series thereof) and total returns for Composite performance is that average annual total returns reflect all fees and charges applicable to the registered investment company in question and the total return calculation for the Composite reflects only those fees and charges described in the paragraph directly above. The performance results for the Composite presented below reflects the deduction of somewhat lower fees and expenses than those of the Fund. In addition, owners of Contracts whose account values are invested in the Fund will be subject to charges and expenses relating to such Contracts. The performance results presented below do not reflect any Contract related expenses and would be reduced if such charges were reflected. The investment results presented below are unaudited.

               ANNUAL RATES OF RETURN OF COMPOSITE AS OF 06/30/00

                Year                  Cap
                (ending             Growth             S&P 500
                6/30/00)           Composite(1)       Index(2)

                -----------------------------------------------------
                 1 Year              17.57              7.24
                -----------------------------------------------------
                 5 Year              26.87             23.80
                -----------------------------------------------------
                since
                inception
               (6/30/93)             23.17             20.64
                -----------------------------------------------------

1 The Composite's returns are presented after giving effect to the deduction of an advisory fee equal to 0.98% of net assets, the weighted average advisory fee charged to accounts within the Composite.

2 The S&P 500 is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the larger capitalization portion of the United States stock market. The S&P 500 reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

The Manager's Compensation. For its services, the Manager is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.80% of the Fund's average daily net assets.

Expense Limitation Agreement. In the interest of limiting expenses of the Fund, the Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement"), pursuant to which the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, distribution related expenses (if any), and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 1.75% of the average daily net assets of the Fund for the fiscal year ending December 31, 2001. The Expense Limitation
Agreement shall continue from year to year provided such continuance is specifically approved by a majority of the Trustees of the Trust who (i) are not "interested persons" of the Trust or any other party to the Expense Limitation Agreement, as defined in the 1940 Act, and (ii) have no direct or indirect financial interest in the operation of the Expense Limitation Agreement.

The Fund may at a later date reimburse the Manager for the fees waived or limited and other expenses assumed and paid by the Manager pursuant to the Expense Limitation Agreement during any of the previous three (3) fiscal years, provided that the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limits stated above. Consequently, no reimbursement by the Fund will be made unless (i) the Fund's total annual expense ratio is less than the percentage stated above; and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis.

Brokerage Practices

In selecting brokers and dealers to execute portfolio transactions, the Manager may consider research and brokerage services furnished to the Manager. Subject to seeking the most favorable net price and execution available, the Manager may also consider sales of shares of the Fund as a factor in the selection of brokers and dealers.

THE DISTRIBUTOR

Mercer Allied Company, L.P. ("Distributor"), an affiliate of the Manager, serves as the distributor of the Fund's shares. The Distributor may sell Fund shares to or through qualified securities dealers or others. The Distributor receives no compensation from the Fund with respect to the sales of shares.

Distribution of the Fund

The Fund is available only to people who own variable life insurance contracts or variable annuity certificates and contracts issued by a life insurance company. The Trust has applied for exemptive relief from the SEC to permit Trust shares to be offered and sold to variable annuity and variable life separate accounts of various insurance companies, which may not be affiliated with one another, as well as to qualified plans.

The Fund does not currently foresee any disadvantage to Contract owners arising from offering the Fund's shares to separate accounts funding variable annuity contracts and separate accounts funding variable life insurance contracts or to separate accounts of insurance companies that are unaffiliated with one another or qualified plans. However, it is theoretically possible that the interests of owners of various variable annuity contracts and variable life contracts participating in the Fund through separate accounts funding those contracts or the interests of qualified plan participants might at some time be in conflict. In the case of a material irreconcilable conflict, one or more separate accounts or qualified plans might withdraw their investments in the Fund, which might force the Fund to sell portfolio securities at disadvantageous prices.

                     OTHER IMPORTANT INVESTMENT INFORMATION

PURCHASE AND REDEMPTION PRICE

The price at which a purchase or redemption is effected is based on the next calculation of net asset value after an order for purchase or redemption is received by the Fund.

Net asset value per share is calculated for purchases and redemption of shares of the Fund by dividing the value of the Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of the Fund. The net asset value per share of the Fund is determined each business day at 4:00 p.m. Eastern time. Net asset value per share is not calculated on days on which the New York Stock Exchange ("NYSE") is closed for trading.

Because the Fund may invest a portion of its assets in foreign securities, the Fund may experience changes in its net asset value on days when insurance company separate accounts that invest in the Fund do not purchase or redeem shares of the Fund because foreign securities (other than ADRs) are valued by the Fund at the close of business in the applicable foreign country for those securities.

All redemption requests will be processed and payment with respect thereto normally will be made within seven days after receipt by the Fund. The Fund may suspend redemption, if permitted by the 1940 Act, for any period during which NYSE is closed or during which trading is restricted by the SEC or the SEC declares that an emergency exists. Redemption may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. If the Fund's Board of Trustees determines that it would be detrimental to the best interest of the Fund's remaining shareholders to make payment of redemption proceeds in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The Fund is a regulated investment company ("RIC") for federal income tax purposes. RICs are usually not taxed at the entity (Fund) level. They pass through their income and gains to their shareholders by paying dividends. The Fund will be treated as a RIC if it meets specified federal income tax rules, including types of investments, limits on investments, calculation of income, and dividend payment requirements. Although the Trust intends that it and the Fund will be operated to have no federal tax liability, if they have any federal tax liability, that could hurt the investment performance of the Fund in question. Also, because the Fund may invest in foreign securities or hold foreign currencies, it could be subject to foreign taxes which could reduce the investment performance of the Fund.

It is important for the Fund to maintain its RIC status because the insurance company separate accounts investing in the Fund will then be permitted to use a favorable federal income tax diversification testing rule in determining whether the Contracts indirectly funded by the Fund meet tax qualification rules for variable insurance contracts under Subchapter L of the Internal Revenue Code. If the Fund fails to meet specified diversification requirements under Subchapter L of the Internal Revenue Code, owners of non-pension plan Contracts funded through the Fund could be taxed immediately on the accumulated investment earnings under their Contracts and could lose any benefit of tax deferral. The Manager, therefore, carefully monitors compliance with all of the diversification requirements under Subchapter M and Subchapter L of the Internal Revenue Code.

FINANCIAL HIGHLIGHTS

Financial highlights for the Fund are not provided because the Fund did not commence operations until November __, 2000.

                             ADDITIONAL INFORMATION

                          AYCO LARGE CAP GROWTH FUND I

Additional information about the Fund is available in the Fund's Statement of Additional Information. An Annual or Semi-annual Report will be available once the Fund has completed its first annual or semi-annual period. The Fund's Annual Report will include a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. These reports (when available) and the Statement of Additional Information are available free of charge upon request by contacting us:

                      By telephone:         1-800-235-3412

                      By mail: Ayco Large Cap Growth Fund I c/o Ayco Asset Management
                                            One Wall Street
                                            Albany, New York 12205

Information about the Fund can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

                  Investment Company Act File Number 811-xxxxx

                       STATEMENT OF ADDITIONAL INFORMATION

                          AYCO LARGE CAP GROWTH FUND I

                               _________ __, 2000

                                 A series of the

                                Ayco Series Trust
                     One Wall Street, Post Office Box 15073
                           Albany, New York 12212-5073
                            Telephone: 1-800-235-3412

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus for the Ayco Series Trust ("Trust") dated November __, 2000, which may be obtained without charge by writing to the Trust at the address listed above or by calling the telephone number listed above. Unless otherwise defined herein, capitalized terms have the meanings given to them in the Prospectus.

The information in this Statement of Additional Information is not complete. It may also be changed. The Fund's securities may not be sold until the Trust's registration statement filed with the Securities and Exchange Commission is effective.

                                TABLE OF CONTENTS

                                                                           Page

THE TRUST

INVESTMENT LIMITATIONS

DESCRIPTION OF PERMITTED INVESTMENTS

THE INVESTMENT MANAGER

THE ADMINISTRATOR

THE TRANSFER AGENT

PORTFOLIO TRANSACTIONS

THE DISTRIBUTOR

THE CUSTODIAN

THE INDEPENDENT AUDITORS

CALCULATION OF TOTAL RETURN

PURCHASE AND REDEMPTION OF SHARES

DETERMINATION OF NET ASSET VALUE

TAXES

THE TRUST

Ayco Series Trust ("Trust") is a Delaware business trust organized on August 30, 2000. It is registered under the Investment Company Act of 1940 Act, as amended ("1940 Act"), as an open-end diversified management investment company, commonly known as a "mutual fund."

The Trust currently consists of one series, the Ayco Large Cap Growth Fund I. In the future, the Trust may establish additional series and classes of shares.

Legal Considerations

Under Delaware law, annual election of Trustees is not required, and, in the normal course, the Trust does not expect to hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Shareholder meetings may be called for any purpose deemed necessary or desirable upon the written request of the Shareholders holding at least ten percent (10%) of the outstanding shares of the Trust entitled to vote. Shareholders of record of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee by a vote cast in person or by proxy at a meeting called for that purpose.

Except as set forth above, the Trustees will continue to hold office and may appoint successor Trustees. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Trustees can, if they choose to do so, elect all the Trustees of the Trust, in which event the holders of the remaining shares will be unable to elect any person as a Trustee.

The shares of the Fund, when issued, will be fully paid and non-assessable and will have no preference, preemptive, conversion, exchange, or similar rights.

INVESTMENT LIMITATIONS

Fundamental Policies

The Fund has adopted certain investment restrictions that are fundamental and may not be changed without approval by a majority vote of the Fund's shareholders. Such majority is defined in the 1940 Act as the lesser of (i) 67% or more of the voting securities of the Fund present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the Fund.

1. Borrowing. The Fund may (i) borrow for non-leveraging, temporary or emergency purposes and (ii) engage in reverse repurchase agreements, make other investments or engage in other transactions, that may involve a borrowing, in a manner consistent with the Fund's investment objective and program, provided that the combination of (i) and (ii) shall not exceed 33-1/3% of the value of the Fund's respective total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. The Fund may borrow from banks or other persons to the extent permitted by applicable law.

2. Senior Securities. The Fund may not issue senior securities, except as permitted under the 1940 Act.

3. Underwriting. The Fund may not underwrite securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter, within the meaning of the Securities Act of 1933, as amended ("1933 Act") in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, policies and program.

4. Purchases of Commodities. The Fund may not purchase or sell physical commodities, except that it may (i) enter into futures contracts and options thereon in accordance with applicable law and (ii) purchase or sell physical commodities if acquired as a result of ownership of securities or other instruments. The Fund will not consider stock index futures contracts, currency contracts, hybrid investments, swaps or other similar instruments to be commodities.

5. Loans. The Fund may not lend any security or make any loan if, as a result, more than 33-1/3% of its total assets would be lent to other parties. This limitation does not apply to purchases of publicly distributed or privately placed debt securities or money market instruments or to entering into repurchase agreements by the Fund.

6. Concentration. The Fund may not purchase the securities of any issuer if, as a result, more than 25% of the Fund's total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry, provided that this limitation does not apply to investment in obligations issued or guaranteed by the United States Government, state or local governments, or their agencies or instrumentalities. Industries are determined by reference to the classifications set forth in the Fund's Annual Report.

7. Real Estate. The Fund may not purchase or sell real estate, except that the Fund may purchase (i) securities of issuers that invest or deal in real estate, (ii) securities that are directly or indirectly secured by real estate or interests in real estate, and (iii) securities that represent interests in real estate, and the Fund may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein. In addition, the Fund may make direct investments in mortgages.

8. Diversification. The Fund may not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the voting securities of any one issuer.

Non-Fundamental Policies

The following are the Fund's non-fundamental operating policies, which may be changed by the Board of Trustees of the Fund without shareholder approval.

The Fund may not:

1. Short Sales. Effect short sales of securities or properties, unless (at all times when a short position is open) the Portfolio owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and at least equal in amount to, the securities sold short. Permissible futures contracts, options or currency transactions will not be deemed to constitute selling securities short.

2. Margin. Purchase securities on margin, except that the Fund may: (i) make use of any short-term credit necessary for the clearance of purchases and sales of portfolio securities and (ii) make initial or variation margin deposits in connection with futures contracts, options, currencies, or other permissible investments.

3. Illiquid Securities or Restricted Securities. Purchase: (a) illiquid securities (i.e., securities that cannot be disposed of for their approximate value in seven days or less), (b) securities restricted as to resale (excluding securities determined by the Board of Trustees to be readily marketable) , and (c) repurchase agreements maturing in more than seven days if, as a result, more than 15% of the Fund's net assets would be invested in such securities.

4.   Other  Investment  Companies.   Purchase  securities  of  other  investment
     companies except in compliance with the 1940 Act.

5. Futures Transactions. Engage in futures or options on futures transactions which are impermissible pursuant to Rule 4.5 under the Commodity Exchange Act.

6. Options, etc. Invest in puts, calls, straddles, spreads, swaps or any combination thereof, except to the extent permitted by the Fund's Prospectus and Statement of Additional Information, as amended from time to time.

7. Oil, Gas or Other Mineral Exploration or Development Programs. Purchase participations or other direct interests in or enter into leases with respect to, oil, gas, or other mineral exploration or development programs, except that the Fund may invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities or hold mineral leases acquired as a result of its ownership of securities.

Except for the fundamental investment limitations listed above, all other investment policies, limitations, and restrictions described in the Prospectus and this Statement of Additional Information, including the Fund's investment objective, are not fundamental and may be changed solely with the approval of the Fund's Board of Trustees. Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction.

DESCRIPTION OF PERMITTED INVESTMENTS

The primary investment strategies and risks of the Fund are described in the Prospectus. In addition to those strategies, the Fund may engage in other types of investment strategies as further described in the descriptions below. The Fund may invest in or utilize any of these investment strategies and instruments or engage in any of these practices except where otherwise prohibited by law. If the Fund anticipates committing 5% or more of their net assets to a particular type of investment strategy or instrument, this fact is specifically noted in the descriptions below of such investment strategy or instrument.

Convertible Securities. The Fund may invest in convertible securities, including both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate, which enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stocks, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. Subsequent to purchase by the Fund, convertible securities may cease to be rated or a rating may be reduced below the minimum required for purchase by the Fund. Neither event will require sale of such securities, although the Manager will consider such event in its determination of whether the Fund should continue to hold the securities.

Depositary Receipts. The Fund may invest in depositary receipts. Depositary receipts exist for many foreign securities and are securities representing ownership interests in securities of foreign companies (an "underlying issuer") and are deposited with a securities depositary. Depositary receipts are not necessarily denominated in the same currency as the underlying securities. Depositary receipts include American Depositary Receipts ("ADRs"), Global
Depositary Receipts ("GDRs") and other types of depositary receipts (which, together with ADRs and GDRs, are hereinafter collectively referred to as "Depositary Receipts"). ADRs are dollar-denominated Depositary Receipts typically issued by a United States financial institution which evidence ownership interests in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. GDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by United States financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the United States securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Although there may be more reliable information available regarding issuers of certain ADRs that are issued under so-called "sponsored" programs and ADRs do not involve foreign currency risks, ADRs and other Depositary Receipts are subject to the risks of other investments in foreign securities, as described directly below.

Depositary Receipts may be "sponsored" or "unsponsored". Sponsored Depositary Receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored Depositary Receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored Depositary Receipt generally bear all the costs associated with establishing the unsponsored Depositary Receipt. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. For purposes of the Fund's investment policies, the Fund's investment in Depositary Receipts will be deemed to be investments in the underlying securities except as noted.

Foreign Securities. The Fund may also invest in other types of foreign securities or engage in certain types of transactions related to foreign securities, such as Depositary Receipts.

Foreign investments involve certain risks that are not present in domestic securities. For example, foreign securities may be subject to currency risks or to foreign government taxes which reduce their attractiveness. There may be less information publicly available about a foreign issuer than about a United States issuer, and a foreign issuer is not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the United States. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

Foreign stock markets are generally not as developed or efficient as, and may be more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than United States markets and the Fund's investment securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable United States companies. Equity securities may trade at price/earnings multiples higher than comparable United States securities and such levels may not be sustainable. There is generally less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the United States. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets. Such differences may include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement," which can result in losses to the Fund.

The value of foreign investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Although the Fund will invest only in securities denominated in foreign currencies that are fully exchangeable into United States dollars without legal restriction at the time of investment, there can be no assurance that currency controls will not be imposed subsequently. In addition, the value of foreign fixed income investments may fluctuate in response to changes in United States and foreign interest rates.

Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the United States.

Moreover, investments in foreign government debt securities, particularly those of emerging market country governments, involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment.

Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in United States dollars. Dividend and interest payments will be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

In less liquid and well developed stock markets, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect stock prices and, therefore, share prices. Additionally, investments in emerging market countries are subject to more specific risks, as discussed below:

Many emerging market countries may be subject to a greater degree of social, political and economic instability than is the case in the United States and European countries. Such instability may result from (i) authoritarian governments or military involvement in political and economic decision-making;
(ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection.

The economies of emerging market countries are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the United States, Japan, China and the European Union. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of the Asian countries.

The securities markets in emerging market countries are substantially smaller, less liquid and more volatile than are the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by the Fund. Similarly, volume and liquidity in the bond markets in emerging market countries are less than those in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in emerging market countries may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of securities markets in emerging market countries may also affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. In addition, the emerging market countries are susceptible to being influenced by large investors trading significant blocks of securities.

Many stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. With respect to investments in the currencies of emerging market countries, changes in the value of those currencies against the United States dollar will result in corresponding changes in the United States dollar value of the Fund's assets denominated in those currencies.

Forward Commitments, When-Issued and Delayed Delivery Securities. Forward commitments, when-issued and delayed delivery transactions arise when securities are purchased by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. However, the price of or yield on a comparable security available when delivery takes place may vary from the price of or yield on the security at the time that the forward commitment or when-issued or delayed delivery transaction was entered into. Agreements for such purchases might be entered into, for example, when the Fund anticipates a decline in interest rates and is able to obtain a more advantageous price or yield by committing currently to purchase securities to be issued later. When the Fund purchases securities on a forward commitment, when-issued or delayed delivery basis it does not pay for the securities until they are received, and the Fund is required to create a segregated account with the Trust's custodian and to maintain in that account cash or other liquid securities in an amount equal to or greater than, on a daily basis, the amount of the Fund's forward commitments, when-issued or delayed delivery commitments.

The Fund may make contracts to purchase forward commitments if it holds, and maintains until the settlement date in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if it enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price.

The Fund will only enter into forward commitments and make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities. However, the Fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. Forward commitments and when-issued and delayed delivery transactions are generally expected to settle within three months from the date the transactions are entered into, although the Fund may close out its position prior to the settlement date by entering into a matching sales transaction.

Although the Fund does not intend to make such purchases for speculative purposes and the Fund intends to adhere to the policies of the SEC, purchases of securities on such a basis may involve more risk than other types of purchases. For example, by committing to purchase securities in the future, the Fund subjects itself to a risk of loss on such commitments as well as on its portfolio securities. Also, the Fund may have to sell assets which have been set aside in order to meet redemptions. In addition, if the Fund determines it is advisable as a matter of investment strategy to sell the forward commitment or when-issued or delayed delivery securities before delivery, it may incur a gain or loss because of market fluctuations since the time the commitment to purchase such securities was made. Any such gain or loss would be treated as a capital gain or loss and would be treated for tax purposes as such. When the time comes to pay for the securities to be purchased under a forward commitment or on a when-issued or delayed delivery basis, the Fund will meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the forward commitment or when-issued or delayed delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

Investment Company Securities. Investment company securities are securities of other open-end or closed-end investment companies. Except for so-called fund-of-funds, the 1940 Act generally prohibits the Fund from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the Fund's total assets in any investment company and no more than 10% in any combination of unaffiliated investment companies. The 1940 Act further prohibits the Fund from acquiring in the aggregate more than 10% of the outstanding voting shares of any registered closed-end investment company.

Investment Grade Debt Securities. The Fund may invest in or hold investment grade debt securities. Investment grade debt securities are securities rated Baa or higher by Moody's Investors Service Inc. ("Moody's") or BBB or higher by Standard & Poor's Rating Services, a division of McGraw-Hill Companies, Inc. ("Standard & Poor's") or comparable quality unrated securities. Those investment grade debt securities rated Baa or BBB, while normally exhibiting adequate protection parameters, have speculative characteristics, and, consequently, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of such issuers to make principal and interest payments than is the case for higher grade fixed income securities.

Repurchase Agreements. The Fund may enter into repurchase agreements with qualified banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on its cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which the Fund, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by the Fund will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. The Fund's right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Fund could suffer a loss.

Under a repurchase agreement, underlying debt instruments are acquired for a relatively short period (usually not more than one week and never more than a year) subject to an obligation of the seller to repurchase and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This results in a fixed rate of return insulated from market fluctuation during that holding period.

Repurchase agreements may have the characteristics of loans by the Fund. During the term of the repurchase agreement, the Fund retains the security subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors on a daily basis the market value of the security subject to the agreement and requires the seller to deposit with the Fund collateral equal to any amount by which the market value of the security subject to the repurchase agreements falls below the resale amount provided under the repurchase agreement. The Fund will enter into repurchase agreements (with respect to United States Government obligations, certificates of deposit, or bankers' acceptances) with registered broker-dealers, United States Government securities dealers or domestic banks whose creditworthiness is determined to be satisfactory by the Manager, pursuant to guidelines adopted by the Board of Trustees. Generally, the Fund does not invest in repurchase agreements maturing in more than seven days. The staff of the SEC currently takes the position that repurchase agreements maturing in more than seven days are illiquid securities.

If a seller under a repurchase agreement were to default on the agreement and be unable to repurchase the security subject to the repurchase agreement, the Fund would look to the collateral underlying the seller's repurchase agreement, including the security subject to the repurchase agreement, for satisfaction of the seller's obligation to the Fund. In the event a repurchase agreement is considered a loan and the seller defaults, the Fund might incur a loss if the value of the collateral declines and may incur disposition costs in liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization of the collateral may be delayed or limited and a loss may be incurred.

Securities Loans. All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the Fund an amount equal to any dividends or interest received on loaned securities. The Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially.

Securities loans are made to broker-dealers or institutional investors or other persons, pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the loaned securities marked to market on a daily basis. The collateral received will consist of cash, United States Government securities, letters of credit or such other collateral as may be permitted under the Fund's investment program. While the securities are being loaned, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund has a right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period for purchases and sales of such securities in such foreign markets. The Fund will generally not have the right to vote securities while they are being loaned, but the Manager will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Manager, the consideration to be earned from such loans would justify the risk.

Small Company Securities. The Fund may invest in the securities of smaller capitalization companies. Investing in securities of small companies may involve greater risks because these securities may have limited marketability and, thus, may be more volatile. Because smaller companies normally have fewer shares outstanding than larger companies, it may be more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, small companies often have limited product lines, markets or financial resources and are typically subject to greater changes in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning smaller companies than for larger, more established ones and smaller companies may be dependent for management on one or a few key persons. Therefore, an investment in these Portfolios may involve a greater degree of risk than an investment in other Portfolios that seek capital appreciation by investing in better known, larger companies.

United States Government Securities. The Fund may invest in debt obligations of varying maturities issued or guaranteed by the United States Government, its agencies or instrumentalities ("United States Government securities"). Direct obligations of the United States Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. United States Government securities also include securities issued or guaranteed by government agencies that are supported by the full faith and credit of the United States (e.g., securities issued by the Federal Housing Administration, Export-Import Bank of the United States, Small Business Administration, and Government National Mortgage Association); securities issued or guaranteed by government agencies that are supported by the ability to borrow from the United States Treasury (e.g., securities issued by the Federal National Mortgage Association); and securities issued or guaranteed by government agencies that are supported only by the credit of the particular agency (e.g., Interamerican Development
Bank, the International Bank for Reconstruction and Development, and the Tennessee Valley Authority).

Warrants. The Fund may purchase warrants and similar rights. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This effect enables the investor to gain exposure to the underlying security with a relatively low capital investment but increases an investor's risk in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value.

The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant. Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than the right to purchase the underlying security.

THE INVESTMENT MANAGER

Ayco Asset Management, a division of The Ayco Company, L.P. ("Ayco"), One Wall Street, Albany, New York 12212, serves as the investment manager to the Fund ("Manager") pursuant to an investment management agreement ("Management Agreement"). The General Partner of Ayco is Hambre, Inc., a corporation wholly-owned by John Breyo, the Trust's Chief Executive Officer and a Trustee of the Trust. Subject to the Management Agreement and the authority of the Board of Trustees, the Manager, among other things: (i) makes investment decisions on behalf of the Fund; (ii) places all orders for the purchase and sale of investments for the Fund with brokers or dealers that it selects; and (iii) performs certain related administrative functions in connection therewith.

Under the Management Agreement, the Manager is required to furnish to the Trust, at its own expense and without remuneration from or other cost to the Trust, the following:

o    Office space, all necessary office facilities and equipment;

o Necessary executive and other personnel, including personnel for the performance of clerical and other office functions, other than those functions related to and to be performed under the Trust's agreement or agreements for administration, custodial, accounting, bookkeeping, transfer and dividend disbursing agency or similar services by the entity selected to perform such services; and

o Information and services, other than services of outside counsel or independent accountants, required in connection with the preparation of all registration statements, prospectuses and statements of additional information, any supplements thereto, annual, semi-annual, and periodic reports to Trust Shareholders, regulatory authorities, or others, and all notices and proxy solicitation materials, furnished to Shareholders or regulatory authorities, and all tax returns. The Management Agreement also requires the Manager (or its affiliates) to pay all salaries, expenses, and fees of the Trustees and officers of the Trust who are affiliated with the Manager or its affiliates.

The Management Agreement will be in effect for an initial term ending _________ __, 2002. For its services, the Manager is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.80% of the Fund's average daily net assets. The Manager and the Trust have also entered into an expense limitation agreement with respect to the Fund ("Expense Limitation Agreement"), pursuant to which the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses (with certain exceptions described in the Prospectus) of the Fund are limited to the extent described in the "Management of the Fund--The Investment Manager--Expense Limitation Agreement" section of the Prospectus.

Under the Management Agreement, the Manager is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such Management Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Manager in the performance of its duties or from its reckless disregard of its duties and obligations under the Management Agreement.

After its initial two year term, the continuance of the Management Agreement must be specifically approved at least annually (i) by the Board or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the Management Agreement or "interested persons" (as defined in the 1940 Act) of any such party by votes cast in person at a meeting called for such purpose. The Management Agreement may be terminated (i) at any time, without the payment of any penalty, by the Trust upon the vote of a majority of the Trustees or by vote of the majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund upon sixty (60) days' written notice to the Manager or (ii) by the Manager at any time without penalty upon sixty (60) days' written notice to the Trust. The Management Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

THE ADMINISTRATOR

The Trust has entered into Fund Accounting and Fund Administration Servicing Agreements with Firstar Mutual Fund Services, LLC ("FMFS" or "Administrator"), a Wisconsin limited liability company, whose address is 615 East Michigan Street, Milwaukee, Wisconsin 53202.

The Administrator  will perform the following  services,  among others,  for the
Fund: (1) coordinate with the Custodian and monitor the services it provides to the Fund; (2) coordinate with and monitor the services furnished by any other third parties to the Fund; (3) provide the Fund with necessary office space, telephones, and other communications, facilities, and personnel competent to perform administrative and clerical functions for the Fund; (4) supervise the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (5) prepare or supervise the preparation by third parties of all federal, state, and local tax returns and reports of the Fund required by applicable law; (6) prepare materials for review and use by the Trust's Board of Trustees in connection with meetings of the Trust's Board of Trustees, and prepare minutes of all meetings of the Trust's Board of Trustees; (7) prepare and, after approval by the Trust, arrange for the filing of such registration statements and other documents with the Securities and Exchange Commission and other federal and state regulatory authorities as may be required by applicable law; (8) review and submit to the officers of the Trust for their approval invoices or other requests for payment of Fund expenses and instruct the Custodian to issue checks in payment thereof; and (9) take such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator will also provide certain accounting and pricing services for the Fund.

Compensation of the Administrator, based upon the average daily net assets of the Fund, for administration and accounting fees, is at the following annual rates: 0.__% of the Fund's first $__ million of average daily net assets, 0.___% on the next $__ million, and 0.____% on average daily net assets over $___ million. In addition, the Administrator currently receives a monthly fee of $____ for accounting and record-keeping services. The Administrator also charges the Trust for certain costs involved with the daily valuation of investment securities and is reimbursed for out-of-pocket expenses.

THE TRANSFER AGENT

The Trust has entered into a Dividend Disbursing and Transfer Agent Agreement with [___________] to serve as transfer, dividend paying, and shareholder servicing agent for the Fund.

PORTFOLIO TRANSACTIONS

The Manager is authorized to select brokers and dealers to effect securities transactions for the Fund. The Manager will seek to obtain the most favorable net results by taking into account various factors, including price, commission, if any, size of the transactions and difficulty of executions, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Manager generally seeks reasonably competitive commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Manager seeks to select brokers or dealers that offer the Fund best price and execution or other services which are of benefit to the Fund. Certain brokers or dealers assist their clients in the purchase of shares and charge a fee for this service in addition to the Fund's public offering price. In the case of securities traded in the over-the-counter market, the Manager expects normally to seek to select primary market makers.

The Manager may, consistent with the interests of the Fund, select brokers on the basis of the research services they provide to the Manager. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Manager will be in addition to and not in lieu of the services required to be performed by the Manager under the Management Agreement. If, in the judgment of the Manager, the Fund or other accounts managed by the Manager will be benefited by supplemental research services, the Manager is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining Fund strategy; providing computer software used in security analyses; and providing Fund performance evaluation and technical market analyses. The expenses of the Manager will not necessarily be reduced as a result of the receipt of such information, and such services may not be used exclusively, or at all, with respect to the Fund or account generating the brokerage, and there can be no guarantee that the Manager will find all of such services of value in advising the Fund.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking best execution and such other policies as the Board of Trustees may determine, the Manager may consider sales of the Fund's shares as a factor in the selection of broker-dealers to execute Fund transactions for the Fund.

The Board of Trustees has adopted a Code of Ethics governing personal trading by persons who manage, or who have access to trading activity by the Fund. The Code of Ethics allows trades to be made in securities that may be held by the Fund, however, it prohibits a person from taking advantage of Fund trades or from acting on inside information.

THE DISTRIBUTOR

Mercer Allied Company, L.P. ("Distributor"), One Wall Street, Post Office Box 15073, Albany, New York 12212-5073, acts as an underwriter and distributor of the Trust's to assist in sales of Fund shares pursuant to a Distribution Agreement ("Distribution Agreement") approved by the Board of Trustees of the Trust. The General Partner of the Distributor is Breham, Inc., a corporation wholly-owned by John Breyo, the Trust's Chief Executive Officer and a Trustee of the Trust, and therefore, may be deemed to be affiliated with Ayco. The Distributor receives from the Fund no compensation for its distribution for its services to the Fund.

The Distributor is a broker-dealer registered with the Securities and Exchange Commission and is a member in good standing of the National Association of Securities Dealers, Inc.

After its initial two year term, the Distribution Agreement will remain in effect from year to year provided the Distribution Agreement's continuance is approved annually by (i) a majority of the Trustees who are not parties to such agreement or "interested persons" (as defined in the 1940 Act) of the Trust or the Fund ("Independent Trustees") and (ii) either by vote of a majority of the Trustees or a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust. The Distribution Agreement may be terminated by either party upon 60 days' prior written notice to the other party.

Distributors or their affiliates will pay for printing and distributing prospectuses or reports prepared for their use in connection with the offering of Fund shares to prospective Contract owners and participants in tax-qualified retirement plans and preparing, printing and mailing any other literature or advertising in connection with the offering of Fund shares to prospective Contract owners and participants in tax-qualified retirement plans.

THE CUSTODIAN

Firstar Bank, N.A. ("Custodian"), 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for each Fund's assets. The Custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request, and maintains records in connection with its duties as Custodian. The Custodian has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities. For its services as Custodian, the Custodian is entitled to receive from the Fund an annual fee based on the average net assets of the Fund held by the Custodian.

THE LEGAL COUNSEL

Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006 serves as legal counsel to the Trust and its Board.

THE INDEPENDENT AUDITORS

The firm of PricewaterhouseCoopers LLP, 80 State Street, Albany, New York 12207, serves as independent auditors for the Fund. PricewaterhouseCoopers LLP is responsible for auditing the annual financial statements of the Fund.

CODE OF ETHICS

The Trust, Ayco and the Distributor have adopted codes of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, Ayco and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities.

TRUSTEES OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the State of Delaware. The name, address, and age of each Trustee is given below as well as their position(s) (if any) with the Trust and/or Fund and principal occupations for the last five years. Each may have held other positions with the named companies during that period. Those Trustees who are "interested persons" (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Manager are indicated by an asterisk (*).

As of _________, 2000, the Trustees and officers of the Trust, as a group, owned Contracts entitling them to provide voting instructions in the aggregate with respect to less than one percent of the Trust's shares of beneficial interest.

                                         Position(s)                       Principal Occupation(s)
Name, Address, and Age                  With Fund/Trust                    During Past 5 Years
---------------------------------------------------------------------------------------------------------------------------
John Breyo (55)                        Chief Executive               Chief  Executive  Officer,  Chairman  of the  Board of
One Wall Street                       Officer and Trustee            Directors and President,  Ayco (Sept. 1997 - current);
Albany, New York 12212                                               Office of the President (1986- Sept. 1997)
------------------------------------------------------------- -------------------------------------------------------------

Compensation. Trustees of the Trust who are "interested persons" of the Trust or the Manager will receive no salary or fees from the Trust. Other Trustees receive $10,000 each year for services to the Trust as a retainer, and receive $1,000 for each meeting attended in person or telephonically. Each current Trustee of the Trust who is not an "interested person" of the Trust is expected to receive the following compensation during the fiscal year ending December 31, 2000:

                                        Pension or
                                        Retirement
                                        Benefits                Estimate                  Total
                     Aggregate          Accrued                 Annual                  Compensation
Name of Person,      Compensation       As Part               Benefits Upon           from the Trust
Position             from the Trust    of Trust                Retirement             Paid to Trustees
------------------------------------------------------------------------------------------------------------------
                        $                                                                    $
------------------------------------------------------------------------------------------------------------------
                        $                                                                    $
------------------------------------------------------------------------------------------------------------------
                        $                                                                    $
------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE TRUST

No officer of the Trust receives any compensation paid by the Trust. Each officer of the Trust is an employee of Ayco. The Trust's principal officers are:



             Name, Address, and                     Principal Occupation(s)
            Position with Trust                       During Past 5 Years
         ------------------------------------------------------------------------------------------------

         John Breyo (54)                           Chief  Executive  Officer,  Chairman  of the  Board of
         Chief Executive Officer and Trustee       Directors and President,  Ayco (Sept. 1997 - current);
                                                   Office of the President (1986- Sept. 1997)
         ------------------------------------------------------------------------------------------------
         John J. Collins, III (46)                 Chief Financial Officer, Ayco (1992 - current)
         Chief Financial Officer and Controller
         ------------------------------------------------------------------------------------------------
         Peter H. Heerwagen (55)                   Chief Investment Officer,  Ayco Asset Management (1986
         Vice President and Secretary              - current)
         ------------------------------------------------------------------------------------------------


Control Person and Principal Holders of Voting Securities. The Trust continuously offers its shares to separate accounts of insurance companies in connection with Contracts and to tax-qualified retirement plans. The Trust's shares currently are sold to insurance company separate accounts in connection with Contracts issued by American General Life Insurance Company ("American General"). American General may be deemed to be a control person with respect to the Trust by virtue of its ownership of more than 99% of the Trust's shares as of ______, 2000. American General is organized as a Texas stock life insurance company and is an indirect wholly owned subsidiary of American General Corporation, a diversified financial services holding company engaged primarily in the insurance business, and organized under Texas law.

Because of current federal securities law requirements, the Trust expects that its shareholders will offer owners of the Contracts ("Contract owners") the opportunity to instruct shareholders as to how shares allocable to Contracts will be voted with respect to certain matters, such as approval of investment advisory agreements. To the Trust's knowledge, as of the date of this Statement of Additional Information ("SAI"), no person owns Contracts entitling such person to give voting instructions regarding more than 5% of the outstanding shares of the Fund.

CALCULATION OF TOTAL RETURN

The Fund may advertise its total return. The total return of the Fund refers to the average compounded rate of return of a hypothetical investment for designated time periods (including, but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each such period. In particular, total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

Quotations of total return, which are not annualized, represent historical earnings and asset value fluctuations.

The Fund's performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the S&P 500 Composite Stock Price Index. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters, or financial periodicals. The Fund may also occasionally cite statistics to reflect its volatility and risk. The Fund may also compare its performance to other published reports of the performance of unmanaged portfolios of companies. The performance of such unmanaged portfolios may not reflect the effects of dividends or dividend reinvestment. Of course, there can be no assurance that any fund will experience the same results. Performance comparisons may be useful to investors who wish to compare a Fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

The Fund's performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of total return as described above.

As indicated, from time to time, the Fund may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following:

o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends, and it takes into account any change in net asset value over a specific period of time.

o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Fund's Prospectus to obtain a more complete view of the Fund's performance before investing. Of course, when comparing a fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds or total returns, using reporting services, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time, the Fund may include in advertisements and other communications information, charts, and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose, from time to time, information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.

PURCHASE AND REDEMPTION OF SHARES

The purchase or redemption price of shares is based on the next calculation of net asset value after an order is accepted in good form. The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of the Fund. The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern time, Monday through Friday), except on business holidays when the New York Stock Exchange is closed. Currently, the following holidays are observed by the NYSE: New Year's Day, Martin Luther King's Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Shares of the Fund are offered on a continuous basis.

DETERMINATION OF NET ASSET VALUE

In valuing the Fund's total assets:

     o Equity securities are valued at the last sale price on the principal exchange or market where they are traded.

     o Securities which have not traded on the date of valuation or securities for which sales prices are not generally reported, are valued at the mean between the current bid and asked prices.

     o Bond and other fixed income securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

     o Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees.

     o Securities for which there are no such valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

For purposes of calculating net asset value per share, all assets and liabilities initially expressed in non-U.S. currencies will be converted into U.S. dollars at the prevailing market rates at the time of valuation.

Trading in securities on most non-U.S. exchanges and over-the-counter markets is normally completed before the close of regular trading on the NYSE and may also take place on days on which the NYSE is closed. If events materially affecting the value of non-U.S. securities occur between the time when the exchange on which they are traded closes and the time when the Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees.

Interest income on long-term obligations held for the Fund is determined on the basis of interest accrued plus amortization of "original issue discount" (generally, the difference between issue price and stated redemption price at maturity) and premiums (generally, the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest accrued less amortization of any premium.

If the Trustees determine that it would be detrimental to the best interest of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities. The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value of the shares being sold. If a holder of shares received a distribution in kind, that holder could incur brokerage or other charges in converting the securities to cash.

TAXES

The Fund is treated for federal income tax purposes as a separate taxpayer. The Trust intends that the Fund shall qualify each year and elect to be treated as a regulated investment company ("RIC") under Subchapter M of the Code. Such qualification does not involve supervision of management or investment practices or policies by any governmental agency or bureau.

As a RIC, the Fund will not be subject to federal income or excise tax on any of its net investment income or net realized capital gains which are timely distributed to shareholders under the Code. A number of technical rules are prescribed for computing net investment income and net capital gains. For example, dividends are generally treated as received on the ex-dividend date. Also, certain foreign currency losses and capital losses arising after October 31 of a given year may be treated as if they arise on the first day of the next taxable year.

The Fund, by investing in foreign securities or currencies, may be subject to foreign taxes which could reduce the investment performance of the Fund.

To qualify for treatment as a regulated investment company, the Fund must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing. For purposes of this test, gross income is determined without regard to losses from the sale or other dispositions of stock or securities.

In addition, the Secretary of the Treasury has regulatory authority to exclude from qualifying income described above foreign currency gains which are not "directly related" to a regulated investment company's "principal business of investing" in stock, securities or related options or futures. The Secretary of the Treasury has not to date exercised this authority.

Generally, in order to avoid a 4% nondeductible excise tax, the Fund must distribute to its shareholders during the calendar year the following amounts:

         o 98% of the Fund's ordinary income for the calendar year;

         o 98% of the Fund's capital gain net income (all capital gains, both long-term and short-term, minus all such capital losses), all computed as if the Fund were on a taxable year ending October 31 of the year in question and beginning November 1 of the previous year; and

         o any undistributed ordinary income or capital gain net income for the prior year.

The excise tax generally is inapplicable to any regulated investment company whose sole shareholders are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although the Fund believes that it is not subject to the excise tax, the Fund intends to make the distributions required to avoid the imposition of such a tax.

Because the Fund is used to fund non-qualified Contracts, the Fund must meet the diversification requirements imposed by the Code or these Contracts will fail to qualify as life insurance and annuities. In general, for the Fund to meet the investment diversification requirements of Subchapter L of the Code, Treasury regulations require that no more than 55% of the total value of the assets of the Fund may be represented by any one investment, no more than 70% by two investments, no more than 80% by three investments and no more than 90% by four investments. Generally, for purposes of the regulations, all securities of the same issuer are treated as a single investment. In the context of United States Government securities (including any security that is issued, guaranteed or insured by the United States or an instrumentality of the United States) each United States Government agency or instrumentality is treated as a separate issuer. Compliance with the regulations is tested on the first day of each calendar year quarter. There is a thirty (30) day period after the end of each calendar year quarter in which to cure any non-compliance.

FINANCIAL STATEMENTS

The audited financial statements for the fiscal year ended December 31, 2000, including the financial highlights appearing in the Fund's Annual Report to Shareholders, will be available once the Fund has completed its first annual period.

PART C: OTHER INFORMATION

Item 23.  Exhibits

(a)           Declaration of Trust.

(b)           By-Laws.

(c)           None.

(d)           Form of Investment  Management  Agreement  between Ayco Series Trust  ("Trust") and The Ayco Company,
              L.P. (1)

(e)           Form of Distribution Agreement between the Trust and Mercer Allied Company, L.P.(1)

(f)           Not Applicable.

(g)           Form of Custodian Agreement between the Trust and Firstar Bank, N.A.(1)

(h)           Other Material Contracts.

(h)(1)        Form of Fund  Administration  Servicing Agreement between the Trust and Firstar Mutual Fund Services,
              LLC.(1)

(h)(2)        Form of Fund  Accounting  Servicing  Agreement  between the Trust and Firstar  Mutual Fund  Services,
              LLC.(1)

(h)(3)        Form of Transfer Agent Services Agreement.(1)

(h)(4)        Form of Expense Limitation Agreement between the Trust and The Ayco Company, L.P.(1)

(h)(5)        Form of  Participation  Agreement by and among the Trust,  American  General Life Insurance  Company, and Mercer Allied Company, L.P.(1)

(h)(6)        Form of  Administration  Agreement  by and  between the Trust and  American  General  Life  Insurance
              Company.(1)

(i)           Opinion  and  Consent of Dechert  Price & Rhoads  regarding  the  legality  of the  securities  being registered.(1)

(j)           Consent of PricewaterhouseCoopers LLP, Independent Public Accountants.(1)

(k)           None

(l)           Form of Initial Capital Agreements between the Trust and The Ayco Company, L.P.(1)

(m)           None

(n)           Form of Plan Pursuant to Rule 18f-3 under the 1940.(1)

(p)(1)        Form of Code of Ethics of the Trust.(1)

(p)(2)        Form of Code of Ethics of The Ayco Company, L.P.(1)

(q)           Form of Power of Attorney for the Trust.(1)

---------------
1     To be filed by amendment.

Item 24.      Persons Controlled by or Under Common Control with the Trust

         Upon commencement of the Trust's operations, American General Life Insurance Company ("AGL") will be the sole initial shareholder of the Trust and will control the Trust by virtue of its ownership of 100% of the Trust's outstanding shares. All Trust shareholders are required to solicit instructions from their respective contract owners as to certain matters. The Trust may in the future offer its shares to, among others, insurance companies unaffiliated with AGL and to qualified plans.

         AGL is a wholly-owned subsidiary of AGC Life Insurance Company, which is a wholly-owned subsidiary of American General Corporation. American General Corporation is a diversified financial services holding company engaged primarily in the insurance business.

Item 25.      Indemnification

         Declaration of Trust of the Trust ("Declaration of Trust") and By-Laws.

         Article VII, Section 2 of the Declaration of Trust states, in relevant part, that a "Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager, or Principal Underwriter of the Trust. The Trust shall indemnify each Person who is serving or has served at the Trust's request as a director, officer, trustee, employee, or agent of another organization in which the Trust has any interest as a shareholder, creditor, or otherwise to the extent and in the manner provided in the By-Laws." Article VII, Section 4 of the Trust's Declaration of Trust further states, in relevant part, that the "Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee, officer, employee, or agent of the Trust in connection with any claim, action, suit, or proceeding in which he or she may become involved by virtue of his or her capacity or former capacity as a Trustee of the Trust."

         Article VI, Section 2 of the Trust's By-Laws states, in relevant part, that "[s]ubject to the exceptions and limitations contained in Section 3 of this
Article VI, every agent shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent." Article VI, Section 3 of the Trust's By-Laws further states, in relevant part, that "[n]o indemnification shall be provided hereunder to an agent: (a) who shall have been adjudicated, by the court or other body before which the proceeding was brought, to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, "disabling conduct"); or (b) with respect to any proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the proceeding was brought that such agent was liable to the Trust or its Shareholders by reason of disabling conduct, unless there has been a determination that such agent did not engage in disabling conduct: (i) by the court or other body before which the proceeding was brought; (ii) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (iii) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that indemnification shall be provided hereunder to an agent with respect to any proceeding in the event of (1) a final decision on the merits by the court or other body before which the proceeding was brought that the agent was not liable by reason of disabling conduct, or (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such agent has been charged." Article VI, Section 4 of the Trust's By-Laws also states that the "rights of indemnification herein provided (i) may be insured against by policies maintained by the Trust on behalf of any agent, (ii) shall be severable, (iii) shall not be exclusive of or affect any other rights to which any agent may now or hereafter be entitled and (iv) shall inure to the benefit of the agent's heirs, executors and administrators."

         Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.      Business and Other Connections of the Manager

         The description of The Ayco Company, L.P., under the caption of "Management of the Fund" in the Prospectus and under the caption "The Investment Manager" in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein. The information as to the directors and officers of The Ayco Company, L.P., is set forth in The Ayco Company, L.P.'s Form ADV filed with the Securities and Exchange Commission on December 28, 1994 (File No. 801-4823) and amended through the date hereof, is incorporated by reference.

Item 27. Principal Underwriters.

          (a) Mercer Allied Company, L.P., is the principal underwriter of the Trust's shares.

          (b) Set forth below is certain information regarding the directors and officers of Breham, Inc., the General Partner of Mercer Allied Company, L.P., the principal underwriter of the Trust's shares.

----------------------------------------------------------------------------------------------------------------------
                                  BREHAM, INC.
----------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL                             POSITIONS AND OFFICES WITH BREHAM,   POSITIONS AND OFFICES WITH THE
BUSINESS ADDRESS                               INC.                                 TRUST
----------------------------------------------------------------------------------------------------------------------
DIRECTORS

*     John Breyo                               President                             Chief Executive Officer
*     John J. Collins, III                     Treasurer                             Chief Financial Officer and
                                                                                     Comptroller
*     Peter Martin                             Vice President and Secretary
----------------------------------------------------------------------------------------------------------------------
OFFICERS

*     John Breyo                               President                            Chief Executive Officer
*     John J. Collins, III                     Treasurer                            Chief Financial Officer and
                                                                                    Comptroller
*     Peter Martin                             Vice President and Secretary         N/A
*     Kim Oster                                Vice President                       N/A
*     Margaret M. Keyes                        Vice President                       N/A
*     James Roberts                            Vice President                       N/A
---------------------------------------------------------------------------------------------------------------------

* Address is c/o The Ayco Company L.P., One Wall Street, Albany, New York 12205.

         (c)      Not applicable.

Item 28. Location of Accounts and Records

         Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

(a)      With respect to Rules 31a-1(a);  31a-1(b)(1); (2)(a) and (b); (3); (6);
         (8); (12); and 31a-1(d), the required books and records are maintained at the offices of the Trust's Custodian:

         Firstar Bank, N.A.
         425 Walnut Street
         Cincinnati, Ohio 45202

(b)      With respect to Rules 31a-1(a);  31a-1(b)(1), (4); (2)(C) and (D); (4);
         (5); (6); (8); (9);  (10);  (11) and 31a-1(f),  the required  books and records  are  currently  maintained  at  the  offices  of  the  Trust's
         Administrator:

         Firstar Mutual Fund Services, LLC
         615 East Michigan Street
         Milwaukee, Wisconsin 53202.

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Trust's Manager:

         The Ayco Company, L.P.
         One Wall Street
         Albany, New York, 12205

Item 29. Management Services

            None.

Item 30. Undertakings

            Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, ("1933 Act") and the Investment Company Act of 1940, as amended, the Trust has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Albany, and the State of New York on the 31st day of August, 2000.

                                    AYCO SERIES TRUST

                                    By:  /s/ John Breyo
                                       -----------------------------------
                                             John Breyo
                                             Chief Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                              Title                                  Date
----------                                            ------                                  -----
/s/ John Breyo                                 Chief Executive Officer and                August 31, 2000
------------------------------------                  Trustees
John Breyo

/s/ John J. Collins, III                      Chief Financial Officer and                 August 31, 2000
------------------------------------                   Controller
John J. Collins, III

                                  EXHIBIT LIST
                                  ------------

Exhibit     DESCRIPTION
------      -----------
(a)         Declaration of Trust

(b)         By-laws.